Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net Income (Loss)	$ (1,931,833)	$ (1,399,378)	$ (1,696,282)	$ (3,116,080)
Noncash Expenses:
Amortization	6,526	1,731	2,308	2,309
Depreciation	131,879	123,205	166,744	20,340
Stock Compensation	240,756	478,500	518,438	582,550
Impairment of Deferred Stock Offering Costs	0	0	95,511	0
Warrant Expense	0	0	0	1,283,333
Change in assets and liabilities:
(Increase) Decrease in Accounts Receivable	16,623	(55,107)	(157,612)	185,719
Allowance for Doubtful Accounts	0	(4,884)	(4,884)	0
Decrease (Increase) in Inventory	(64,530)	(5,578)	36,046	(55,008)
Decrease (Increase) in Prepaid Assets	4,590	20,709	23,702	(4,912)
(Decrease) Increase in Accounts Payable	104,824	(227,508)	(271,305)	207,073
Customer Deposits	0	62,393	0	0
Increase In Accrued Expenses	24,799	17,024	26,871	6,116
NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES	(1,322,366)	(1,038,993)	(1,259,685)	(888,560)
INVESTING ACTIVITIES
Purchase of Furniture and Equipment	(26,907)	(64,334)	(78,471)	(811,948)
Purchase of Intangible Assets	(61,556)	(11,995)	(74,104)	(27,662)
Investment in Joint Venture	8,617	(10,000)	(10,000)	0
Loss on Investment in Joint Venture.,	105	108	778	0
NET CASH (USED) BY INVESTING ACTIVITIES	(79,741)	(86,221)	(162,575)	(839,610)
FINANCING ACTIVITIES
Proceeds from Sale of Stock Subscriptions	0	0	0	4,000,000
Deferred Stock Offering Costs	0	0	0	(95,511)
Stock Offering Costs	0	0	0	(206,698)
NET CASH PROVIDED BY FINANCING ACTIVITIES	0	0	0	3,697,791
NET CASH (DECREASE) INCREASE FOR PERIOD	(14,002,107)	(1,125,214)	(1,422,260)	1,969,621
CASH AT BEGINNING OF PERIOD	1,539,809	2,962,069	2,962,069	992,448
CASH AT END OF PERIOD	137,702	1,836,855	1,539,809	2,962,069
Cash paid during the period for:
Interest	0	0	0	0
Income Taxes	0	0	0	0
Supplemental Schedule of Noncash Investing and Financing Activities:
Issuance of Common Stock for services	$ 152,265	$ 225,189	$ 0	$ 0